Document and Entity Information	Mar. 02, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001422142
Document Type	8-K/A
Document Period End Date	Mar. 02, 2023
Entity Registrant Name	AADI BIOSCIENCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	17383 Sunset Boulevard
Entity Address, Address Line Two	Suite A250
Entity Address, City or Town	Pacific Palisades
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90272
City Area Code	(424)
Local Phone Number	744-8055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously announced on March 3, 2023, Aadi Bioscience, Inc. (the “Company”) appointed Scott Giacobello as the Company’s Interim Chief Executive Officer and President, effective March 15, 2023. This Current Report on Form 8-K/A (“Amendment No. 1”) amends Item 5.02 of the Company’s Current Report on Form 8-K filed on March 3, 2023 (the “Original Filing”) to disclose certain compensation arrangements in connection with Mr. Giacobello’s appointment, which such arrangements had not yet been determined when the Original Filing was filed. This Amendment No. 1 supplements the Original Filing and should be read in conjunction with the Original Filing.